Share capital	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Share capital	27. Share capital

Ordinary share capital represents the total number of shares issued which are publicly traded. We also disclose the number of treasury shares the Company holds, which are shares that the Company has bought itself, predominantly to actively manage and settle employee share option and reward plan liabilities.

Share capital is accounted for as an equity instrument. An equity instrument is any contract that includes a residual interest in the consolidated assets of the Company after deducting all its liabilities and is recorded at the proceeds received, net of direct issue costs, with an amount equal to the nominal amount of the shares issued included in the share capital account and the balance recorded in the share premium account.

	Allotted, called-up and fully paid
	Shares million	Nominal value £m
At 1 April 2024	3,967	493
Rights Issue	1,085	135
Issued during the year in lieu of dividends[1]	81	10
At 31 March 2025	5,133	638
Issued during the year in lieu of dividends[1]	66	9
At 31 March 2026	5,199	647
1.The issue of shares under the scrip dividend programme is considered to be a bonus issue under the terms of the Companies Act 2006, and the nominal value of the shares is charged to the share premium account.
The share capital of the Company consists of ordinary shares of 12 204⁄473 pence nominal value each including ADSs. The ordinary shares and ADSs (each of which represents five ordinary shares) allow holders to receive dividends and vote at general meetings of the Company. The Company holds treasury shares but may not exercise any rights over these shares, including the entitlement to vote or receive dividends. There are no restrictions on the transfer or sale of ordinary shares.
In line with the provisions of the Companies Act 2006, the Company has amended its Articles of Association and ceased to have authorised share capital.
The Company conducts a share forfeiture programme following the completion of a tracing and notification exercise to any shareholders who have not had contact with the Company over the past 12 years, in accordance with the provisions set out in the Company’s Articles of Association. Under the share forfeiture programme, the shares and dividends associated with shares of untraced members have been forfeited, with the resulting proceeds transferred to the Company to use in line with the Company’s strategy in relation to corporate responsibility. During the financial year, the Company received £2 million (2025:
£5 million) of proceeds from the sale of untraced shares and derecognised £1 million (2025: £3 million)
of liabilities related to unclaimed dividends, which are reflected in share premium and the income statement respectively.
27. Share capital cont.
Rights Issue
In June 2024, the Company completed a Rights Issue to support the future capital investment plans of the Group. The Company raised £6,839 million (net of expenses of £162 million) through the issue of 1,085 million new ordinary shares at 645 pence each on the basis of 7 new ordinary shares for every
24 existing ordinary shares. The issue price represented a discount of 33% to the closing ex-dividend share price on 23 May 2024, the announcement date of the Rights Issue. The structure of the Rights
Issue gave rise to a merger reserve, representing the net proceeds of the Rights Issue less the nominal value of the new shares issued. Following the receipt of the cash proceeds through the structure, the excess of the net proceeds over the nominal value of the share capital issued was considered realised and transferred from the merger reserve to retained earnings.
Treasury shares
At 31 March 2026, the Company held 226 million (2025: 235 million) of its own shares. The market value of these shares as at 31 March 2026 was £2,863 million (2025: £2,377 million).
For the benefit of employees and in connection with the operation of the Company’s various share plans, the Company made the following transactions in respect of its own shares during the year ended 31 March 2026:
–During the year, 5 million (2025: 9 million) treasury shares were gifted to National Grid Employee
Share Trusts and 5 million (2025: 3 million) treasury shares were reissued in relation to employee share schemes, in total representing 0.2% (2025: 0.2%) of the ordinary shares in issue as at 31 March
2026. The nominal value of these shares was £1 million (2025: £1 million) and the total proceeds received were £40 million (2025: £18 million).
–During the year, the Company made payments totalling £3 million (2025: £11 million) to National
Grid Employee Share Trusts to enable the Trustees to make purchases of National Grid plc shares to settle share awards in relation to all employee share plans and discretionary reward plans. The cost of such purchases is deducted from retained earnings in the period that the transaction occurs.
The maximum number of ordinary shares held in Treasury during the year was 235 million (2025: 247 million), representing 4.5% (2025: 4.8%) of the ordinary shares in issue as at 31 March 2026 and having a nominal value of £29 million (2025: £31 million).